Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (3,001,425)	$ (3,637,544)	$ (10,512,157)	$ (22,473,192)
Adjustments to reconcile net loss to net cash:
Amortization (Note 8)			23,754	93,543
Amortization of intangible assets			2,444,445	2,937,423
Impairment of goodwill and other intangibles			3,968,332	8,919,002
Finance expense				60,770
Loss on sale of equipment			63,385
Gain from debt settlement			(49,498)
Accrued interest
Effect of foreign exchange	91,219		61,235	70,157
Change in fair value of warrant liability				(361,055)
Share-based compensation	160,865		(1,452,380)	1,567,583
Receivables	7,972		42,527	62,868
Prepaids	(753,184)		62,752	154,700
Deposits			100,000
Deferred revenue	(25,718)		(34,226)	(124,231)
Accounts payable and accrued liabilities	(262,821)		(239,073)	(61,112)
Cash flows used in operating activities	(3,783,092)		(5,520,904)	(9,153,544)
FINANCING ACTIVITIES
Repayment of notes payable – related party			(2,519,835)	(63,819)
Proceeds from warrant exercises			4,561,200
Proceeds from share issuances			7,812,663	13,251,733
Payments for lease liabilities			(128,560)	(260,185)
Payments of share issuance costs			(679,890)	(1,736,662)
Cash flows provided by financing activities			9,045,578	11,191,067
INVESTING ACTIVITIES
Purchase of equipment				(40,211)
Proceeds from sale of equipment			4,899
Purchase of intangible assets			(19,413)	(2,496,621)
Cash flows used in investing activities			(14,514)	(2,536,832)
Change in cash during the period	(3,783,092)		3,510,160	(499,309)
Cash – Beginning of period	4,689,007	1,178,847	1,178,847	1,678,156
Cash – End of period	$ 905,915		4,689,007	1,178,847
Previously Reported
OPERATING ACTIVITIES
Net loss		(3,637,544)
Adjustments to reconcile net loss to net cash:
Amortization (Note 8)		113,391
Amortization of intangible assets		1,371,951
Loss on sale of equipment		51,771
Accrued interest		2,582
Effect of foreign exchange		56,500
Share-based compensation		(1,156,217)
Receivables		39,363
Prepaids		(67,338)
Deferred revenue		(58,720)
Accounts payable and accrued liabilities		(229,742)
Cash flows used in operating activities		(3,514,003)
FINANCING ACTIVITIES
Repayment of notes payable – related party		(664,697)
Proceeds from warrant exercises		4,446,200
Proceeds from share issuances		2,250,000
Payments for lease liabilities		(131,142)
Payments of share issuance costs		(361,706)
Cash flows provided by financing activities		5,538,655
INVESTING ACTIVITIES
Proceeds from sale of equipment		4,899
Purchase of intangible assets		(14,569)
Cash flows used in investing activities		(9,670)
Change in cash during the period		2,014,981
Cash – Beginning of period		1,178,846	$ 1,178,846
Cash – End of period		$ 3,193,827		$ 1,178,846